Segment Reporting - Revenues and Percentage of Consolidated Revenues (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenue of Significant Customer	$ 1,830,085	$ 1,980,771	$ 1,976,022
BP PLC [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Revenue of Significant Customer	182,500
BP PLC [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Percentage of Revenue of Significant Customer	10.00%
Statoil ASA [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Revenue of Significant Customer	250,500	299,100	283,700
Statoil ASA [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Percentage of Revenue of Significant Customer	14.00%	15.00%	14.00%
Petroleo Brasileiro SA [Member] | Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Revenue of Significant Customer	$ 244,300	$ 289,300	$ 224,900
Petroleo Brasileiro SA [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Percentage of Revenue of Significant Customer	13.00%	15.00%	11.00%